ALLOWANCE FOR LOAN AND LEASE LOSSES	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
ALLOWANCE FOR LOAN AND LEASE LOSSES
Allowance for Loan and Lease Losses

Loans, excluding covered loans. For each reporting period, management maintains the allowance for loan and lease losses at a level that it considers sufficient to absorb probable loan and lease losses inherent in the portfolio. Management determines the adequacy of the allowance based on historical loss experience as well as other significant factors such as composition of the portfolio, economic conditions, geographic footprint, the results of periodic internal and external evaluations of delinquent, nonaccrual and classified loans and any other adverse situations that may affect a specific borrower's ability to repay (including the timing of future payments). This evaluation is inherently subjective as it requires utilizing material estimates that may be susceptible to significant change. For further discussion of First Financial's allowance methodology, see Note 1 - Summary of Significant Accounting Policies.

There were no material changes to First Financial's accounting policies or methodology related to the allowance for loan and lease losses during 2013, however certain modifications were made to the estimation process during 2012 to place greater emphasis on quantitative factors such as historical loan losses and less emphasis on qualitative factors. This resulted in a shift in the allocation of the allowance between certain consumer and commercial loan types but had no significant impact on the total allowance for loan and lease losses at December 31, 2013.

The allowance is increased by provision expense and decreased by actual charge-offs, net of recoveries of amounts previously charged-off. First Financial's policy is to charge-off all or a portion of a loan when, in management's opinion, it is unlikely to collect the principal amount owed in full either through payments from the borrower or from the liquidation of collateral.

Changes in the allowance for loan and lease losses for the three years ended December 31 were as follows:

(Dollars in thousands)	2013	2012	2011
Balance at beginning of year	$47,777	$52,576	$57,235
Provision for loan and lease losses	8,714	19,117	19,210
Loans charged-off	(17,283)	(25,312)	(25,798)
Recoveries	4,621	1,396	1,929
Balance at end of year	$43,829	$47,777	$52,576

Changes in the allowance for loan and lease losses by loan category as of December 31 were as follows:

	2013
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Residential	Installment	Home Equity	Other	Total
Allowance for loan and lease losses
Balance at beginning of year	$7,926	$3,268	$24,151	$3,599	$522	$5,173	$3,138	$47,777
Provision for loan and lease losses	5,385	(3,115)	2,659	593	(132)	1,937	1,387	8,714
Gross charge-offs	3,415	1	8,326	1,016	335	2,409	1,781	17,283
Recoveries	672	672	1,994	203	310	508	262	4,621
Total net charge-offs	2,743	(671)	6,332	813	25	1,901	1,519	12,662
Ending allowance for loan and lease losses	$10,568	$824	$20,478	$3,379	$365	$5,209	$3,006	$43,829
Ending allowance on loans individually evaluated for impairment	$2,080	$0	$2,872	$348	$0	$2	$0	$5,302
Ending allowance on loans collectively evaluated for impairment	8,488	824	17,606	3,031	365	5,207	3,006	38,527
Ending allowance for loan and lease losses	$10,568	$824	$20,478	$3,379	$365	$5,209	$3,006	$43,829
Loans and Leases
Ending balance of loans individually evaluated for impairment	$10,391	$0	$18,023	$3,493	$122	$648	$0	$32,677
Ending balance of loans collectively evaluated for impairment	1,025,277	80,741	1,478,964	349,438	47,011	375,806	115,727	3,472,964
Total loans, excluding covered loans	$1,035,668	$80,741	$1,496,987	$352,931	$47,133	$376,454	$115,727	$3,505,641

	2012
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Residential	Installment	Home Equity	Other	Total
Allowance for loan and lease losses
Balance at beginning of year	$10,289	$4,424	$18,228	$4,994	$1,659	$10,751	$2,231	$52,576
Provision for loan and lease losses	1,556	1,528	16,670	346	(883)	(2,032)	1,932	19,117
Gross charge-offs	4,312	2,684	11,012	1,814	577	3,661	1,252	25,312
Recoveries	393	0	265	73	323	115	227	1,396
Total net charge-offs	3,919	2,684	10,747	1,741	254	3,546	1,025	23,916
Ending allowance for loan and lease losses	$7,926	$3,268	$24,151	$3,599	$522	$5,173	$3,138	$47,777
Ending allowance on loans individually evaluated for impairment	$1,151	$838	$7,155	$290	$0	$2	$92	$9,528
Ending allowance on loans collectively evaluated for impairment	6,775	2,430	16,996	3,309	522	5,171	3,046	38,249
Ending allowance for loan and lease losses	$7,926	$3,268	$24,151	$3,599	$522	$5,173	$3,138	$47,777
Loans and Leases
Ending balance of loans individually evaluated for impairment	$16,661	$2,076	$35,422	$2,604	$0	$101	$496	$57,360
Ending balance of loans collectively evaluated for impairment	844,372	71,441	1,381,586	315,606	56,810	367,399	84,490	3,121,704
Total loans, excluding covered loans	$861,033	$73,517	$1,417,008	$318,210	$56,810	$367,500	$84,986	$3,179,064

	2011
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Residential	Installment	Home Equity	Other	Total
Allowance for loan and lease losses
Balance at beginning of year	$10,138	$8,326	$14,917	$8,907	$1,981	$10,939	$2,027	$57,235
Provision for loan and lease losses	2,825	2,345	13,384	(2,407)	(159)	1,878	1,344	19,210
Gross charge-offs	3,436	6,279	10,382	1,551	526	2,183	1,441	25,798
Recoveries	762	32	309	45	363	117	301	1,929
Total net charge-offs	2,674	6,247	10,073	1,506	163	2,066	1,140	23,869
Ending allowance for loan and lease losses	$10,289	$4,424	$18,228	$4,994	$1,659	$10,751	$2,231	$52,576
Ending allowance on loans individually evaluated for impairment	$3,205	$2,578	$6,441	$313	$0	$2	$0	$12,539
Ending allowance on loans collectively evaluated for impairment	7,084	1,846	11,787	4,681	1,659	10,749	2,231	40,037
Ending allowance for loan and lease losses	$10,289	$4,424	$18,228	$4,994	$1,659	$10,751	$2,231	$52,576
Loans and Leases
Ending balance of loans individually evaluated for impairment	$8,351	$17,387	$30,708	$3,730	$0	$101	$0	$60,277
Ending balance of loans collectively evaluated for impairment	848,630	97,587	1,202,359	284,250	67,543	358,859	48,942	2,908,170
Total loans, excluding covered loans	$856,981	$114,974	$1,233,067	$287,980	$67,543	$358,960	$48,942	$2,968,447

Covered loans. In accordance with the accounting guidance for business combinations, there was no allowance brought forward on covered loans as any credit deterioration evident in the loans at the time of acquisition was included in the determination of the fair value of the loans at the acquisition date. The majority of covered loans are accounted for under FASB ASC Topic 310-30, whereby First Financial is required to periodically re-estimate the expected cash flows on the loans. For further detail regarding covered loan accounting and the related allowance, see Note 1 - Summary of Significant Accounting Policies.

First Financial updated the valuations related to covered loans periodically during 2013 and, as a result of impairment in certain loan pools, recognized provision expense of $0.2 million and realized net charge-offs of $26.5 million, resulting in an ending allowance of $18.9 million as of December 31, 2013. During 2012, the Company recognized total provision expense of $30.9 million and realized net charge-offs of $28.5 million, resulting in an ending allowance of $45.2 million.  During 2011, the Company recognized total provision expense of $64.1 million and realized net charge-offs of $37.7 million, resulting in an ending allowance of $42.8 million.

First Financial also recognized expenses of $5.9 million for 2013, $13.2 million for 2012 and $12.8 million for 2011 primarily related to attorney fees, delinquent taxes, appraisals and losses on covered OREO during the period.  The receivable due from the FDIC under loss sharing agreements related to covered provision expense, losses on covered OREO and loss sharing expenses of $3.7 million for 2013, $35.3 million for 2012, and $60.9 million for 2011, was recognized as FDIC loss sharing income and a corresponding increase to the FDIC indemnification asset.

The allowance for loan and lease losses on covered loans as of December 31 was:

(Dollars in thousands)	2013	2012
Commercial	$9,400	$19,136
Real estate - commercial	8,515	22,918
Real estate - residential	761	2,599
Installment	225	537
Total	$18,901	$45,190

Changes in the allowance for loan and lease losses on covered loans for the three years ended December 31 were as follows:

(Dollars in thousands)	2013	2012	2011
Balance at beginning of year	$45,190	$42,835	$16,493
Provision for loan and lease losses	195	30,903	64,081
Loans charged-off	(39,224)	(33,907)	(45,604)
Recoveries	12,740	5,359	7,865
Balance at end of year	$18,901	$45,190	$42,835